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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21308

The China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE CHINA-U.S. GROWTH FUND

Schedule of Investments

January 31, 2008

	SHARES	VALUE
COMMON STOCKS—98.65%
UNITED STATES—49.81%

AEROSPACE & DEFENSE—1.67%
BE Aerospace, Inc.*	35,950	$1,388,030
Boeing Company	14,250	1,185,315
		$2,573,345
AIR FREIGHT & LOGISTICS—1.52%
Expeditors International of Washington, Inc.	49,650	2,347,949

BEVERAGES—2.44%
Anheuser-Busch Companies, Inc.	36,950	1,718,914
PepsiCo, Inc.	29,850	2,035,472
		3,754,386
CASINOS & RESORTS—1.21%
Bally Technologies Inc.*	39,200	1,867,488

CHEMICALS—2.76%
Agrium Inc.	21,750	1,401,135
Monsanto Company	25,350	2,850,354
		4,251,489
COMMUNICATION EQUIPMENT—3.92%
Cisco Systems, Inc.*	94,350	2,311,575
Corning Incorporated*	79,650	1,917,176
QUALCOMM Inc.	42,800	1,815,576
		6,044,327
COMPUTER TECHNOLOGY—.80%
Atheros Communications*	45,200	1,234,412

COMPUTERS & PERIPHERALS—2.94%
Autodesk, Inc.	33,350	1,372,353
International Business Machines Corporation	13,150	1,411,521
Memc Electronic Materials, Inc.*	24,450	1,747,197
		4,531,071
DRUGS & PHARMACEUTICALS—1.17%
United Therapeutics Corporation*	21,550	1,809,769

ENERGY—.80%
First Solar, Inc.*	6,750	1,226,948

ENERGY EQUIPMENT & SERVICES—1.72%
National-Oilwell Varco Inc.*	24,850	1,496,716

Schlumberger Limited	15,300	1,154,538
		2,651,254
ENGINEERING—1.53%
Fluor Corp.	19,350	2,354,315

FINANCIAL SERVICES—3.28%
CME Group Inc.	3,650	2,258,985
UBS AG	19,450	803,091
UltraShort/FTSE/Xinhua China	20,180	1,997,820
		5,059,896
FOOD & BEVERAGES—1.73%
Yum! Brands, Inc.	78,250	2,673,020

HOUSEHOLD PRODUCTS—1.65%
Procter & Gamble Company	38,500	2,539,075

INSURANCE—.38%
American International Group, Inc.	10,550	581,938

INTERNET SOFTWARE & SERVICES—4.24%
Netease.com Inc. ADR*#	121,150	2,189,181
SINA Corp.*	54,650	2,169,605
Yahoo! Inc. *	113,150	2,170,217
		6,529,003
MACHINERY—2.89%
Caterpillar Inc.	44,900	3,194,186
Manitowoc Company, Inc.	32,950	1,256,054
		4,450,240
MEDIA—.84%
News Corporation Cl. A	68,400	1,292,760

METALS—1.80%
Thompson Creek Metals Co., Inc.*	170,600	2,777,368

METALS & MINING—3.0%
Cameco Corporation	38,550	1,304,918
Companhia Vale do Rio Doce (CVRD) ADR#	62,050	1,860,259
Freeport-McMoRan Copper & Gold, Inc. Cl. B	16,322	1,453,148
		4,618,325
PHARMACEUTICALS—1.63%
Johnson & Johnson	39,700	2,511,422

OIL & GAS—1.61%
Petroleo Brasileiro S. A. ADR#	22,350	2,483,979

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—.65%
NVIDIA Corporation*	40,750	1,002,043

TEXTILES, APPAREL & LUXURY GOODS—2.09%
Deckers Outdoor Corporation*	7,550	915,362
NIKE, Inc. Cl. B	37,350	2,306,736
		3,222,098
UTILITIES—1.54%
Veolia Environnement	28,750	2,377,338

TOTAL UNITED STATES (Cost $69,035,130)		76,765,258

CAYMAN ISLANDS—3.66%

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS—1.25%
Spreadtrum Communications, Inc.ADR*#	202,300	1,921,850

ENERGY—.95%
JA Solar Holdings Co. Ltd.*	28,750	1,461,363

HOTELS AND OTHER LODGING PLACES—1.00%
Ctrip.com International Ltd.*	33,900	1,547,874

INTERNET SOFTWARE & SERVICES—.46%
Baidu.com, Inc.* ADR#	2,550	713,873

TOTAL CAYMAN ISLANDS (Cost $4,785,014)		5,644,960

CHINA—20.94%

AIRLINES—.52%
Air China	910,318	805,758

AUTOMOTIVE—.49%
AviChina Industry & Technology Company	3,488,000	758,540

BUILDING PRODUCTS—.09%
Zhejiang Glass Company Limited *	251,000	144,252

COMMUNICATION EQUIPMENT—.65%
ZTE Corporation Cl. H	179,400	997,770

COMPUTER SERVICES—.73%
VanceInfo Technologies Inc.*	209,200	1,129,680

CONSTRUCTION & ENGINEERING—1.14%
China National Building Material Company Ltd.*	780,000	1,751,040

CONSUMER PRODUCTS—.85%
GOME Electrical Appliances Holdings Limited	575,399	1,311,918

EDUCATION—.89%
New Oriental Education-SP ADR*#	24,300	1,376,595

ENERGY—1.23%
China Shenhua Energy Company Limited	362,500	1,888,902

FINANCIAL SERVICES—1.43%
China Merchants Bank Co., Ltd.	170,500	601,200
iShares Asia Trust	627,400	1,607,851
		2,209,051

INSURANCE—.67%
China Intl. Life Insurance Co. Cl. H *	288,000	1,037,193

INDUSTRIAL CONGLOMERATES—.87%
Beijing Enterprises Holdings Limited	316,000	1,336,000

MACHINERY—.76%
Haitian International Holdings Ltd.	1426000	820,565
Shanghai Zhenhua Port Machinery Co. Ltd.	165,900	350,214
		1,170,779.00

MEDIA—.93%
Focus Media Holding Limited ADR*#	29,700	1,427,085

MEDICAL DEVICES—.67%
Mindray Medical International Limited	30,356	1,035,140

MEDICAL SERVICES—1.20%
WuXi PharmaTech Cayman Inc. *	73,200	1,843,908

METALS & MINING—2.03%
Yanzhou Coal Company Limited	1,106,617	1,867,355
Zhaojin Mining Industry	312,500	1,255,003
		3,122,358
MINING—1.35%
Pingdingshan Tianan Coal Mining Co. -A P-Note	303,800	2,053,013

OIL & GAS—.69%
China Oilfield Services Limited	580,000	1,056,682

PAPER & FOREST PRODUCTS—.92%
Shandong Chenming Paper Holdings Ltd.	1,381,700	1,417,902

RETAIL—1.95%
Belle International Holdings	729,015	858,859
New World Department Store China*	1,707,000	2,149,100
		3,007,959

WIRELESS TELECOMMUNICATION SERVICES—.88%
China Unicom Limited	591,392	1,357,337

TOTAL CHINA (Cost $30,929,513)		32,238,862

HONG KONG—17.82%

AGRICULTURE—.46%
Sinofert Holdings Ltd.	886,000	709,694

BUILDING & CONSTRUCTION—2.24%
China Communications Construction Company Ltd.*	1,445,000	3,463,113

CONSUMER PRODUCTS—1.01%
Minth Group Ltd.	1,378,000	1,549,353

ELECTRONIC EQUIPMENT & INSTRUMENTS—.88%
Dongfang Electrical Machinery Company Limited Cl. H	227,000	1,350,135

FINANCIAL SERVICES—.35%
China Everbright Limited	265,601	547,007

INDUSTRIAL CONGLOMERATES—.86%
Peace Mark (Holdings) Limited	1,130,000	1,317,849

MACHINERY—.76%
China Infrasstructure Machinery Holdings Limited*	808,000	1,164,353

MACHINERY, EQUIPMENT AND SUPPLIES—.79%
China High Speed Transmission Equipment Group Co.*	669,000	1,220,105

OIL & GAS—.93%
CNOOC Limited	1,016,000	1,436,228

RAW MATERIALS—2.02%
Hidili Industry International Development Limited	1,261,073	1,737,202
China Coal Energy Company	594,000	1,388,855
		3,126,057

REAL ESTATE—3.98%
Hang Lung Properties Limited	384,355	1,521,855
New World Development Company Limited	252,000	771,737
Sun Hung Kai Properties Limited	80,000	1,587,721
The Wharf (Holdings) Limited	422,000	2,273,399
		6,154,712

UTILITIES—1.74%
Hong Kong and China Gas Company Limited	979,600	2,684,665

WIRELESS TELECOMMUNICATION SERVICES—1.80%
China Mobile (Hong Kong) Limited	188,500	2,779,467

TOTAL HONG KONG (Cost $23,405,218)		27,502,738

SINGAPORE—.36%

AGRICULTURE—.36%
Golden Agri-Resources Limited	398,407	548,739

TOTAL SINGAPORE (Cost $541,508)		548,739

TAIWAN—6.06%

AGRICULTURE—1.05%
Taiwan Fertilizer Co., Ltd.	498,000	1,615,920

DIVERSIFIED FINANCIAL SERVICES—.48%
Fubon Financial Holding Co.,	722,000	733,106

ELECTRONIC EQUIPMENT & INSTRUMENTS—.53%
Hon Hai Precision Industry Co., Ltd.*	152,000	815,987

FINANCIAL INFORMATION SERVICES—1.62%
Cathay Financial Holding Co., Ltd.	1,042,000	2,492,977

FINANCIAL SERVICES—.63%
Yuanta Financial Holding, Co.	1,276,000	977,717

IT SERVICES—.54%
Simplo Technology Co., Ltd.*	206,800	831,716

TEXTILES & APPAREL—1.21%
Far Eastern Textile Ltd.	1,348,000	1,870,057

TOTAL TAIWAN (Cost $9,169,322)	36,259,485.00	9,337,480

TOTAL COMMON STOCKS (Cost $137,865,705)		152,038,037

Total Investments (Cost $137,865,705.23)(a)	98.65%	152,038,037
Other Assets in Excess of Liabilities	1.35	2,080,271
NET ASSETS	100.0%	$154,118,308

* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $137,865,705 amounted to $14,172,324 which consisted of aggregate gross unrealized appreciation of $22,697,785 and aggregate gross unrealized depreciation of $8,525,461

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 25, 2008

By	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: March 25, 2008